Warrant Liability (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
SalvaRx Group plc. [Member]
Statement Line Items [Line Items]
Warrants outstanding exercise price at beginning | $ / shares
Exchange of warrants pursuant to SalvaRx Notes settlement exercise price | $ / shares	6.64
Reclassification to accrued equity issuablem, exercise price | $ / shares	6.64
Fair value adjustment , exercise price at end | $ / shares
Warrants outstanding, exercise price, at end | $ / shares	$ 6.64
Warrants outstanding, shares at beginning | shares
Exchange of warrants pursuant to SalvaRx Notes settlement, shares | shares	447,305
Reclassification to accrued equity issuable, shares | shares	(397,604)
Fair value adjustment, shares at end | shares
Warrants outstanding, shares at end | shares	49,701
Warrants outstanding, amount at beginning | $
Exchange of warrants pursuant to SalvaRx Notes settlement, amount | $	2,970
Reclassification to accrued equity issuable, amount | $	(2,640)
Fair value adjustment, amount at end | $	790
Warrants outstanding, amount, at end | $	$ 1,120
Portage Glasgow Ltd. [Member]
Statement Line Items [Line Items]
Warrants outstanding exercise price at beginning | $ / shares	$ 6.64
Exchange of warrants pursuant to SalvaRx Notes settlement exercise price | $ / shares	6.64
Reclassification to accrued equity issuablem, exercise price | $ / shares
Fair value adjustment , exercise price at end | $ / shares
Warrants outstanding, exercise price, at end | $ / shares
Warrants outstanding, shares at beginning | shares	447,305
Exchange of warrants pursuant to SalvaRx Notes settlement, shares | shares	(447,305)
Reclassification to accrued equity issuable, shares | shares
Fair value adjustment, shares at end | shares
Warrants outstanding, shares at end | shares
Warrants outstanding, amount at beginning | $	$ 2,970
Exchange of warrants pursuant to SalvaRx Notes settlement, amount | $	(2,970)
Reclassification to accrued equity issuable, amount | $
Fair value adjustment, amount at end | $
Warrants outstanding, amount, at end | $